Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) shares in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 4,519,000	$ 5,748,000	$ 4,376,000
Other income	35,000	45,000	43,000
Drivers and riders cost and related expenses	(2,297,000)	(2,922,000)	(1,975,000)
Employee benefits expenses	(950,000)	(1,208,000)	(1,102,000)
Depreciation and amortization expenses	(237,000)	(302,000)	(247,000)
Finance costs	(2,000)	(3,000)	(75,000)
Other expenses	(3,664,000)	(4,660,000)	(4,755,000)
Operational loss	(2,596,000)	(3,302,000)	(3,735,000)
Share-based compensations	(1,212,000)	(1,542,000)	(9,807,000)
Loss before income taxes	(3,808,000)	(4,844,000)	(13,542,000)
Income tax expense	25,000	32,000
Loss for the year	(3,783,000)	(4,812,000)	(13,542,000)
Other comprehensive loss:
Foreign currency translation adjustment	(183,000)	(233,000)	37,000
Net loss and total comprehensive loss	(3,966,000)	(5,045,000)	(13,505,000)
Loss for the year attributable to:
Owners of the Company	(3,781,000)	(4,810,000)	(13,530,000)
Non-controlling interest	(2,000)	(2,000)	(12,000)
Net income (loss)	(3,783,000)	(4,812,000)	(13,542,000)
Net loss and total comprehensive loss attributable to:
Owners of the Company	(3,964,000)	(5,043,000)	(13,493,000)
Non-controlling interest	(2,000)	(2,000)	(12,000)
Net loss and total comprehensive loss	$ (3,966,000)	$ (5,045,000)	$ (13,505,000)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.14)	$ (0.18)	$ (0.81)
Diluted | (per share)	$ (0.14)	$ (0.18)	$ (0.81)
Weighted average number of ordinary shares used in computing net loss per share
Basic	27,391	27,391	16,577
Diluted	27,391	27,391	16,577